INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 966,533	$ 1,082,061
Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred tax liability	31,246	33,843
Intangible assets, gross	249,974	270,746
Art Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	0	0
Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	17,699	19,170
Impairment loss	0	(22,408)
Conbridge College [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	0	22,408
Lowell Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	0	0
Impairment loss	0	(98,437)
Lowell Academy [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	0	88,033
MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	698,860	792,145
MTM Animation [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	429,301	464,974
License [Member] | Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	218,728	236,903
License [Member] | Art Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	0	160,060
Impairment loss	0	(160,060)
License [Member] | Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	17,699	19,170
License [Member] | MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	172,024	186,319
Student List [Member] | Lowell Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	0	10,404
Student List [Member] | MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	$ 97,535	$ 140,852